Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	September 30, 2022	September 30, 2021
Accounts receivable, gross	$6,303,689	$25,645,693
Less: allowance for doubtful accounts	(33,184)	(94,166)
Accounts receivable, net	$6,270,505	$25,551,527

Schedule of an aged analysis of accounts receivables
	As of September 30, 2022
	Accounts receivable, gross	Allowance for doubtful accounts	Accounts receivable, net
Within 90 days	$5,298,332	$-	$5,298,332
91-180 days	775,520	-	775,520
181-365 days	137,582	(6,879)	130,703
Greater than 1 year	92,255	(26,305)	65,950
Accounts receivable, net	$6,303,689	$(33,184)	$6,270,505

Schedule of changes of allowance for doubtful accounts
	2022	2021
Beginning balance	$94,166	$—
Additional reserve through bad debt expense	-	94,166
Bad debt write-off	(60,982)	—
Ending balance	$33,184	$94,166